Subsequent events (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Subsequent events
Proceeds from disposal of subsidiaries		¥ 824,000	¥ 9,536,000	¥ (1,351,000)
Changsha Peng'ai Aesthetic Medical Hospital Co., Ltd
Subsequent events
Cash consideration	¥ 1,770,000
Changsha Peng'ai Aesthetic Medical Hospital Co., Ltd | Disposal of subsidiary
Subsequent events
Proceeds from disposal of subsidiaries	300,000
Loss on disposal of subsidiary	¥ 1,470,000